Submission	Apr. 15, 2026
Submission [Line Items]
Central Index Key	0001083301
Registrant Name	TERAWULF INC.
Registration File Number	333-295042
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES